Prepaid Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid insurance	$ 1,841	$ 29
Other prepaid expenses	46	15
Total prepaid expenses	$ 1,887	$ 44